Summary Reconciliation of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues					$ 3,734,000	$ 1,515,848
Cost of Revenues					1,900,000	933,986
Gross Profit					1,834,000	581,862
Selling, general, and administrative expenses					1,515,000	1,032,042
Goodwill and intangible asset impairment expenses					1,224,000	21,722,213
Total operating expenses					2,739,000	22,754,255
Operating Loss from Discontinued Operations					(905,000)	(22,172,393)
Interest income					6,000
Gain on disposal of subsidiary					997,000
Total other income and expense					1,003,000
Net Income Before Income Taxes from discontinued operations					98,000	(22,172,393)
Provision for income tax expenses for discontinued operations					27,976	1,912
Net Income (Loss)					70,024	(22,174,305)
Revenues	$ 3,257,357	$ 1,751,255	$ 6,647,748	$ 3,647,590
Gross profit	965,312	90,014	2,308,953	717,447		(299,362)
Operating Expenses
Selling, general, and administrative expenses	3,748,509	3,729,746	7,419,926	6,559,638		9,894,146
Goodwill and intangible asset impairment expense				4,726,000
Operating loss	(2,783,197)	(3,639,732)	(5,110,973)	(10,568,191)	(15,476,517)	(33,494,714)
Other Income and Expense	(76,644)		(76,644)
Total other income and expense	(502,553)	(22,846)	(822,782)	(30,916)		29,055
Net loss before income taxes	(3,285,750)	(3,662,578)	(5,933,755)	(10,599,107)		(33,465,659)
Provision for income tax expenses	6,408	700	37,149	700	11,366	4,171
Loss from discontinued operations	(149,000)	(1,147,654)	(294,000)	(1,255,654)	$ 70,024	$ (22,174,305)
Discontinued Operations [Member]
Revenues		936,830		1,869,830
Cost of Revenues	(1,000)	509,175	7,000	1,044,175
Gross profit	(1,000)	427,655	(7,000)	825,655
Operating Expenses
Selling, general, and administrative expenses	149,000	345,293	278,000	843,293
Goodwill and intangible asset impairment expense		1,224,671		1,224,671
Total operating expenses	149,000	1,569,964	278,000	2,067,964
Operating loss	(148,000)	(1,142,309)	(285,000)	(1,242,309)
Other Income and Expense		(5,345)	(7,000)	(12,345)
Total other income and expense		(5,345)	(7,000)	(12,345)
Net loss before income taxes	(148,000)	(1,147,654)	(292,000)	(1,254,654)
Provision for income tax expenses	1,000		2,000	1,000
Loss from discontinued operations	$ (149,000)	$ (1,147,654)	$ (294,000)	$ (1,255,654)